Share-based compensation - Summary of Compensation Expenses Recognized Under Deferred Share and Other Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	$ 608	$ 333
Deferred share unit plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	(51)	20
Capital Markets compensation plan unit awards [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	126	210
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	216	273
Deferred compensation plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	213	(261)
Other share-based plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	$ 104	$ 91